Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Integer	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) Integer	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 20, 2024 $ / shares	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Dec. 17, 2023 USD ($)	Jan. 09, 2023 USD ($)	Mar. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Stockholders equity
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents									$ 0
Cash, FDIC Insured Amount					$ 250,000
Stockholders equity					$ (5,729,762)				$ (3,895,801)
Temporary equity, shares issued | shares					1,335,250				6,900,000
Temporary equity redemption price per share | $ / shares					$ 11.41	$ 11.41			$ 10.73	$ 10.78
Alphatime Acquisition Corp [Member] | Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity amount of redemption					$ 4,770,382
Alphatime Acquisition Corp [Member] | Public Warrants and Public Rights [Member]
Restructuring Cost and Reserve [Line Items]
Stockholders equity					122,317
Alphatime Acquisition Corp [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Deferred offering costs					$ 4,892,699							$ 2,415,000
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents			798,079					$ 6,245,686
Cash, FDIC Insured Amount	64,356		63,890				$ 500,000	$ 500,000
Stockholders equity	(394,435)		208,583	$ 179,911									$ 89,350
Impairment of long lived assets	$ 0		$ 0	$ 0
Number of reportable segments | Integer	1			1
Largest amount of tax benefit, description	greater than 50%		greater than 50%
Employee defined benefits	$ 8,971	$ 7,014	$ 15,919	$ 13,170